Other relevant events of the year (Details Narrative) $ / shares in Units, $ in Millions				1 Months Ended
	Nov. 08, 2024 $ / shares	Sep. 12, 2024 shares	Jul. 11, 2024 ARS ($) $ / shares	Mar. 31, 2025 ARS ($)	Jun. 30, 2025 ARS ($) shares	Jul. 11, 2024 $ / shares
Statement [Line Items]
Description Of representing of buyback shares acquisition		representing approximately 99.93% of the approved program and 1.56% of the capital stock of IRSA
Buyback of Common shares acquired | shares		11,541,885
Repurchase of common shares | $			$ 15,000.0
Description of share capital up to a daily limit			10% of the share capital, up to a daily limit of 25% of the average daily trading volume of the Company's shares, jointly in the markets it is listed, during the previous 90 business days
Maximum prices for GDS						$ 11
Maximum price for GDS			$ 1,550
Banco Hipotecario S.A. [Member]
Statement [Line Items]
Payment of dividend in cash | $				$ 64,893.0
Warrants exercise
Statement [Line Items]
Converted warrants | shares					14,704,110
Warrants received | $					$ 6.3
Ordinary Shareholders' Meetings [Member]
Statement [Line Items]
Exercise price share pre dividend price	$ 0.3307
Exercise price share post dividend price	$ 0.2917
Share to be issued per warrant description	Pre-dividend ratio: 1.3070 (nominal value ARS 10). Post-dividend ratio: 1.4818 (nominal value ARS 10).